Offerings	Sep. 17, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 126,517.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 19.37
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 7,200,000.00
Amount of Registration Fee	$ 1,102.32
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $1,102.32 was paid in connection with the filing of the Schedule TO-I by Aspiriant Capital Appreciation Fund (File No. 005-92445) on April 25, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.